Financing Expenses (Income), Net (Details) - Schedule of Financing Expenses (Income), Net - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Financing Expenses (Income), Net [Abstract]
Change in fair value of convertible advanced investment		$ (269)
Change in fair value of derivative warrant liability	577	(36)
Amortization of discount and accrued interest relating to straight loan received from commercial bank	52	68
Amortization of discount relating to loan received from controlling shareholder	10	28
Change in accounting estimates related to maturity date of loan received from controlling shareholder		12
Interest on bank deposits	(228)	(10)
Exchange rate differences and other finance expenses	(15)	(22)
Total financing expenses (income), net	$ 396	$ (229)